Fair Value Measurements (Details) (Fair Value, Measurements, Recurring [Member], USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Estimate of Fair Value, Fair Value Disclosure [Member]
Financial assets that are measured at fair value on a recurring basis
Marketable equity securities	$ 4,631	$ 5,366
Level 1 [Member]
Financial assets that are measured at fair value on a recurring basis
Marketable equity securities	4,631	5,366
Level 2 [Member]
Financial assets that are measured at fair value on a recurring basis
Marketable equity securities	0	0
Level 3 [Member]
Financial assets that are measured at fair value on a recurring basis
Marketable equity securities	$ 0	$ 0